October 30, 2025

Via Edgar Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Mason Capital Fund Trust, File Nos. 811-23853 and 333-270294

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Mason Capital Fund Trust (the “Trust”), on behalf of the Fundamentals First ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 24, 2025 (Accession No. 0001398344-25-019782).

If you have any questions, please contact the undersigned at (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla

3900 Key Center 127 Public Square Cleveland, Ohio 44114-1291	www.ThompsonHine.com O: 216.566.5500 F: 216.566.5800